Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of June 30, 2024 and December 31, 2023 consisted of the following:

	June 30, 2024	December 31, 2023
Machinery and equipment	$2,161,133	$2,133,142
Transportation vehicles	444,000	423,812
Electronic devices	128,165	126,342
Office furniture and equipment	86,277	60,196
Construction in progress	467,773	21,619
Building	488,834	500,353
Total property plant and equipment, at cost	3,776,183	3,265,464
Less: accumulated depreciation	(1,511,953)	(1,340,489)
Property, plant and equipment, net	$2,264,230	$1,924,975

As of June 30, 2024 and December 31, 2023, the Company had no impaired or pledged property and equipment.

Additions to property and equipment for the fiscal periods ended June 30, 2024 and December 31, 2023 were $590,133 and $696,772, respectively. There were no disposals during these periods.

Depreciation expenses were $203,787 and $186,658 for the six months ended June 30, 2024 and 2023, respectively

The depreciation expenses included in cost of sales during the periods ended June 30, 2024 and 2023 were $111,373 and $120,074, respectively.